Summary of Funded Status of Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Benefit obligation at end of prior year	$ 670	$ 600
Service cost	5	5	3
Interest cost	26	27	17
Plan amendments	1	1
Actuarial loss	(11)	58
Benefit obligation at end of current year	670	670	600
Fair value of assets at end of prior year	465	412
Actual return on plan assets	56	56
Employer contributions	17	18
Net benefits paid	(21)	(21)
Fair value of assets at end of current year	517	465	412
Total unfunded status at end of year (recognized in other non-current liabilities in the Consolidated Balance Sheets)	$ (153)	$ (205)